Risk/Return Summary - Anchor Risk Managed Credit Strategies Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - ANCHOR RISK MANAGED CREDIT STRATEGIES FUND (formerly Anchor Tactical Credit Strategies Fund)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide total return from income and capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of limiting risk during unfavorable market conditions.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Anchor Risk Managed Credit Strategies Fund Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Anchor Risk Managed Credit Strategies Fund Advisor Class Shares
Management Fees	1.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.17%	[1]
Interest and dividend expense on securities sold short	1.60%	[1]
Remaining Other Expenses	0.57%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Total Annual Fund Operating Expenses	3.91%
Fee Waiver and/or Expense Reimbursement	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	3.74%
[1]	Based on estimated amounts for the current fiscal year
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.
[3]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2021 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), will not exceed 2.00% of the Fund's average daily net assets attributable to Adviser Class shares, respectively; subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of wavier and the expense limitation in place at the time of recapture. The expense limit arrangement may not be terminated during this time period without prior approval of the Board of Trustees on 60 days' written notice to the Fund's adviser

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Anchor Risk Managed Credit Strategies Fund | Advisor Class Shares | USD ($)	376	1,177	1,995	4,119

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 1,816%.

Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective, utilizing a fund of funds structure, by allocating assets among various strategies based on the adviser’s research and analysis regarding market trends. A market trend is the movement of a financial market in a particular direction over time. Under normal market conditions, the Fund invests, directly or indirectly through unaffiliated fixed income exchange traded funds (“ETFs”) and fixed income mutual funds (together with ETFs, “Underlying Funds”), at least 80% of its net assets (plus the amount of borrowings, if any) in long and short positions in fixed income securities. The adviser defines “fixed income securities” to include bonds, municipal funds, ETFs and other debt instruments. The Fund primarily takes long and short positions in securities that provide returns similar to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Long term trends are those that are observed over two years or more; intermediate trends nine to 24 months; and short term trends up to nine months. The Fund takes a long position, or purchases shares of a security, when the adviser believes a security will increase in value, and a short position, or sells shares of borrowed stock, when the adviser believes the value of a security will decrease.

At least 80% of the Fund will be invested in:

(1) Underlying Funds that primarily invest in or are otherwise exposed to domestic and foreign high-yield (“junk”) debt instruments;

(2) derivative instruments: total return swaps or credit default swaps designed to replicate some or all of the features of an underlying portfolio of high yield bonds; and

(3) other U.S. or foreign fixed-income securities instruments without restriction as to issuer capitalization or the maturity or duration of an issue.

The Fund may also invest in U.S. or foreign cash equivalents.

The Fund defines high yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P (below investment grade). Up to 100% of the Fund’s assets may be invested in instruments generally rated below Caa3 by Moody’s or CCC- by S&P or derivatives of such instruments. The Fund may invest in high yield bonds directly or indirectly through derivative instruments.

The adviser seeks to achieve the Fund’s secondary objective by managing risk through hedging the Fund’s investment portfolio when it believes security prices will decline. The adviser will hedge by:

(i) increasing allocations to cash equivalents or U.S. Treasury securities;

(ii) purchasing inverse mutual funds or inverse ETFs; and

(iii) selling short ETFs or securities the adviser believes have demonstrated a high correlation to high yield bonds.

The Fund may invest in inverse funds linked to U.S. Treasury securities when the adviser believes this strategy will provide an effective hedge to manage interest rate risk.

Generally, the adviser does not attempt to evaluate individual securities. The adviser uses technical analysis, including monitoring price movements and price trends, of high-yield bond markets in an effort to identify the proper weighting of the Fund’s portfolio. The adviser’s decision to buy or sell a Fund holding will be made based on adviser developed trend and risk models that evaluate current market conditions and this analysis will guide the adviser’s determination of the appropriate exposure level to the high-yield bond market. The adviser buys and sells securities and derivatives to increase or decrease the Fund’s exposure to the high-yield bond market. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio securities and derivatives to achieve the Fund’s investment objective.

Risk [Heading]	Principal Investment Risks:
Risk Narrative [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Credit Default Swap Risk. The use of credit default swaps (“CDS”) may not always be successful and payments made by the Fund pursuant to a CDS will tend to lower returns if the reference asset’s credit quality remains steady or improves. Additionally, the CDS counterparty may default and CDS values may not correlate perfectly with the underlying asset.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may be subject to a greater risk of rising interests than normally would be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Exchange-Traded Funds Risk. ETFs may be actively or passively managed. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. The market price of an ETF may deviate from the price of the underlying assets in various situations, including markets stress which will result in the Fund paying significantly more or receiving significantly less than the net asset value. An active trading market may not develop or be maintained at times of market stress, and market makers and authorized participants may step away from their respective roles in making a market for shares and executing purchase or redemption orders. To the extent all or a portion of an ETF’s underlying holdings are traded on foreign markets that are closed when the market on which the ETF is traded is open, there may be a change in last close price on the foreign market and the price of the ETF which is traded daily domestically. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Foreign Investment Risk. The risk that investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Foreign markets may be closed when U.S. markets are open which may impact Fund pricing.

Fund of Funds Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds in which it invests and their respective investment managers, to meet their investment objectives. Certain investment managers may be dependent upon a single individual or small group of individuals, the loss of which could adversely affect their success. There can be no assurance that any Underlying Fund will achieve its investment objectives.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

High Yield Securities Risk. High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Interest Rate Risk. Fixed income securities may decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

Inverse ETF Risk. Inverse ETFs seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant volatility associated with inverse ETFs. The inverse ETFs in which the Fund invests may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse ETFs fall in price when stock prices are rising. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Investments in inverse ETFs are intended to be short term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Inverse Funds Risk. Inverse funds typically lose value as the index or security tracked by the fund increases in value; a result that is the opposite from traditional funds. Because they reset daily there may be significant volatility associated with inverse funds. The inverse funds in which the Fund invests may not be able to replicate exactly the inverse of the performance of the benchmark they track. Inverse funds fall in price when its benchmark prices are rising. Additionally, inverse funds may employ leverage which magnifies the changes in the underlying benchmark upon which they are based. Investments in inverse funds will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse funds may not perform in the manner they are designed. Investments in inverse funds are intended to be short term in nature and may, therefore, lead to increased turnover and transaction costs to the Fund.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk. The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Short Sales Risk. Short sales risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made “against-the-box,” which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made “against-the-box” theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

Total Return Swap Risk. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. There is a risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, particularly in the case of privately-negotiated instruments, there is a risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position. These instruments are subject to high levels of volatility, in some cases due to the high levels of leverage the Fund may achieve with them.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Institutional Class shares for each calendar year since the Fund’s inception. Institutional Class shares are not available through this prospectus. Performance information for Advisor Class shares will be included after the share class has been in operation for one complete calendar year. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.funds.anchor-capital.com or by calling 1-844-594-1226.

Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	3/31/2016	2.91%
Worst Quarter:	6/30/2018	(2.82)%
The Fund’s Institutional Class year-to-date return as of June 30, 2020 was 4.96%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - Anchor Risk Managed Credit Strategies Fund	Label	One Year	Since Inception	Inception Date
Institutional Class Shares	Return before taxes	4.15%	1.27%	Sep. 29, 2015
Institutional Class Shares | Return after taxes on distributions		3.27%	0.42%
Institutional Class Shares | Return after taxes on distributions and sale of Fund shares		2.46%	0.60%
HFRX Absolute Return Index		4.36%	1.95%